Employee benefits - Net defined benefit obligations - Reconciliation (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 17, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		€ 3,097	€ 3,199	€ 2,337
Translation adjustment and other		5	(2)	3
Total-closing balance		3,226	3,097	3,199
Increase in discount rates in 2022 | FRANCE
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions			(352)
Increase in discount rates in 2022 | UNITED KINGDOM
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		(130)
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		3,471	3,740	2,812
Service cost		208	131	1,379
Plan amendment		219
Net interest on the defined benefit liability		101	19	15
Actuarial losses/(gains) arising from changes of assumptions		68	(490)	(5)
(Gains)/Losses arising from experience		120	459	(47)
Benefits paid		(587)	(374)	(439)
Translation adjustment and other		26	(14)	25
Total-closing balance		3,625	3,471	3,740
Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		52	(495)	€ (76)
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		28
Total-closing balance		22	28
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		401
Net interest on the defined benefit liability		16
Actuarial losses/(gains) arising from changes of assumptions		(2)
(Gains)/Losses arising from experience		8
Benefits paid		(21)
Translation adjustment and other		4
Total-closing balance		405	401
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		3
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		709
Translation adjustment and other		2
Total-closing balance		812	709
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		710
Service cost		38
Plan amendment		(23)
Net interest on the defined benefit liability		31
Actuarial losses/(gains) arising from changes of assumptions		57
(Gains)/Losses arising from experience		32
Benefits paid		(36)
Translation adjustment and other		20
Total-closing balance		828	710
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		39
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		2
Total-closing balance		2	2
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		2
Total-closing balance		2	2
French part-time for seniors plans
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		1,753
Service cost	€ 1,225
Translation adjustment and other		2
Total-closing balance		1,711	1,753
French part-time for seniors plans | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		1,753
Service cost		29
Plan amendment		241
Net interest on the defined benefit liability		53
Actuarial losses/(gains) arising from changes of assumptions		13
(Gains)/Losses arising from experience		79
Benefits paid		(459)
Translation adjustment and other		2
Total-closing balance		1,711	1,753
French part-time for seniors plans | Present value of defined benefit obligation [member] | Actuarial assumption of discount rates [member]
Changes in net defined benefit liability (asset) [abstract]
Actuarial losses/(gains) arising from changes of assumptions		10
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		605
Total-closing balance		678	605
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Total-opening balance		605
Service cost		140
Plan amendment		1
Net interest on the defined benefit liability		1
Benefits paid		(71)
Total-closing balance		€ 678	€ 605